American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
November 30, 2020

Avantis U.S. Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.3%
AAR Corp.	1,999	56,712
Hexcel Corp.	22,881	1,133,067
		1,189,779
Air Freight and Logistics — 0.9%
Air Transport Services Group, Inc.(1)	43,741	1,344,598
Atlas Air Worldwide Holdings, Inc.(1)	26,638	1,486,667
Hub Group, Inc., Class A(1)	31,282	1,708,623
		4,539,888
Airlines — 0.8%
Hawaiian Holdings, Inc.	878	17,788
JetBlue Airways Corp.(1)	4,108	61,990
Mesa Air Group, Inc.(1)	26,429	168,617
SkyWest, Inc.	52,303	2,245,368
Spirit Airlines, Inc.(1)	52,212	1,181,557
		3,675,320
Auto Components — 2.7%
American Axle & Manufacturing Holdings, Inc.(1)	58,153	462,898
Cooper Tire & Rubber Co.	52,558	2,088,129
Cooper-Standard Holdings, Inc.(1)	12,545	425,526
Dana, Inc.	140,841	2,371,762
Dorman Products, Inc.(1)	7,276	672,084
Gentherm, Inc.(1)	33,225	1,889,173
Goodyear Tire & Rubber Co. (The)	228,049	2,376,271
Modine Manufacturing Co.(1)	55,839	609,762
Motorcar Parts of America, Inc.(1)	12,765	256,832
Standard Motor Products, Inc.	7,478	346,157
Visteon Corp.(1)	12,236	1,478,721
		12,977,315
Automobiles — 0.1%
Harley-Davidson, Inc.	8,351	336,462
Banks — 14.8%
1st Source Corp.	7,583	282,998
ACNB Corp.	6,718	167,345
Altabancorp	16,787	459,964
Amalgamated Bank, Class A	14,825	188,574
Amerant Bancorp, Inc.(1)	20,308	301,574
Arrow Financial Corp.	12,809	381,196
Associated Banc-Corp.	137,287	2,103,237
BancFirst Corp.	16,801	911,118
Bancorp, Inc. (The)(1)	59,564	702,855
Bank of Commerce Holdings	17,267	162,482
Bank of Hawaii Corp.	37,468	2,805,604
Bank OZK	90,782	2,538,265
BankFinancial Corp.	11,465	92,523
BankUnited, Inc.	86,127	2,455,481
Bankwell Financial Group, Inc.	4,854	88,828
Banner Corp.	26,908	1,112,108
BCB Bancorp, Inc.	14,725	149,753

Boston Private Financial Holdings, Inc.	70,097	501,895
Bridge Bancorp, Inc.	15,925	355,446
Byline Bancorp, Inc.	23,308	357,312
Cathay General Bancorp.	73,249	2,069,284
CB Financial Services, Inc.	3,818	85,485
Central Pacific Financial Corp.	29,819	488,733
Central Valley Community Bancorp	11,083	157,933
CIT Group, Inc.	22,779	762,869
City Holding Co.	10,346	679,629
CNB Financial Corp.	14,845	292,150
Codorus Valley Bancorp, Inc.	9,064	152,185
Community Bankers Trust Corp.	21,587	140,316
County Bancorp, Inc.	4,703	100,926
Customers Bancorp, Inc.(1)	27,389	462,600
Eagle Bancorp, Inc.	28,829	1,060,331
Enterprise Financial Services Corp.	1,500	51,015
F.N.B. Corp.	233,398	2,060,904
Farmers National Banc Corp.	25,024	313,801
Financial Institutions, Inc.	15,205	304,252
First BanCorp	131,288	1,042,427
First Bancorp, Inc. (The)	3,880	94,012
First Business Financial Services, Inc.	7,189	135,800
First Choice Bancorp	9,646	159,448
First Citizens BancShares, Inc., Class A	966	510,618
First Foundation, Inc.	35,869	637,033
First Horizon Corp.	625	7,638
First Internet Bancorp	8,071	206,456
First Mid Bancshares, Inc.	11,664	350,503
First of Long Island Corp. (The)	20,292	341,109
First United Corp.	6,623	101,199
Franklin Financial Services Corp.	3,813	108,480
Great Southern Bancorp, Inc.	12,998	596,608
Hanmi Financial Corp.	31,755	309,611
Hawthorn Bancshares, Inc.	5,331	117,282
Heartland Financial USA, Inc.	9,568	372,961
Hilltop Holdings, Inc.	74,656	1,798,463
Hope Bancorp, Inc.	80,814	766,117
Independent Bank Corp. (Michigan)	22,547	383,524
International Bancshares Corp.	52,191	1,691,510
Lakeland Bancorp, Inc.	43,685	525,094
Lakeland Financial Corp.	18,248	926,816
Macatawa Bank Corp.	27,869	216,263
Mackinac Financial Corp.	8,543	103,968
Mercantile Bank Corp.	16,301	404,754
Metropolitan Bank Holding Corp.(1)	4,703	155,575
Midland States Bancorp, Inc.	23,543	399,054
MidWestOne Financial Group, Inc.	13,385	311,335
MVB Financial Corp.	15,444	310,888
National Bank Holdings Corp., Class A	10,918	351,341
Northeast Bank	9,545	207,890
Northrim BanCorp, Inc.	5,807	184,488
OFG Bancorp	45,115	755,676
Old Second Bancorp, Inc.	31,271	302,078
Orrstown Financial Services, Inc.	10,025	161,603
PacWest Bancorp	43,943	1,022,114

Parke Bancorp, Inc.	10,124	145,381
PCB Bancorp.	12,905	140,535
Peapack-Gladstone Financial Corp.	16,581	364,948
Popular, Inc.	51,270	2,488,133
Preferred Bank	15,796	580,819
Premier Financial Bancorp, Inc.	11,465	152,599
QCR Holdings, Inc.	13,373	466,317
RBB Bancorp	15,305	227,126
Red River Bancshares, Inc.	532	26,462
Republic Bancorp, Inc., Class A	11,562	408,139
ServisFirst Bancshares, Inc.	47,037	1,777,058
Sierra Bancorp	13,865	305,030
Simmons First National Corp., Class A	31,393	612,163
SmartFinancial, Inc.	10,033	177,183
Southern First Bancshares, Inc.(1)	6,807	217,143
Southern National Bancorp of Virginia, Inc.	19,715	215,682
Stock Yards Bancorp, Inc.	17,502	697,280
Summit Financial Group, Inc.	10,604	222,048
Synovus Financial Corp.	99,339	3,136,132
TCF Financial Corp.	33,697	1,132,219
Texas Capital Bancshares, Inc.(1)	40,628	2,271,105
TriState Capital Holdings, Inc.(1)	24,251	361,097
UMB Financial Corp.	22,834	1,552,940
Umpqua Holdings Corp.	142,568	1,980,270
United Community Banks, Inc.	62,068	1,484,046
United Security Bancshares	15,305	107,900
Unity Bancorp, Inc.	7,190	126,472
Valley National Bancorp	203,126	1,856,572
Washington Trust Bancorp, Inc.	13,373	525,826
Webster Financial Corp.	30,028	1,136,260
West BanCorp, Inc.	14,825	285,826
Western Alliance Bancorp	54,341	2,786,063
Wintrust Financial Corp.	34,286	1,868,244
		71,205,725
Beverages — 0.2%
National Beverage Corp.(1)(2)	11,400	1,117,542
Biotechnology — 0.1%
Catalyst Pharmaceuticals, Inc.(1)	15,311	56,038
Translate Bio, Inc.(1)	11,990	266,418
		322,456
Building Products — 1.4%
Apogee Enterprises, Inc.	23,569	618,451
Armstrong Flooring, Inc.(1)	10,619	37,804
Insteel Industries, Inc.	6,479	149,859
Masonite International Corp.(1)	23,393	2,340,470
Quanex Building Products Corp.	32,745	674,547
UFP Industries, Inc.	57,350	3,076,827
		6,897,958
Capital Markets — 2.9%
Cowen, Inc., Class A	7,841	187,870
Diamond Hill Investment Group, Inc.	2,853	390,347
Evercore, Inc., Class A	32,946	2,995,780
Janus Henderson Group plc	75,216	2,145,913
Moelis & Co., Class A	1,084	42,536
Oppenheimer Holdings, Inc., Class A	8,063	237,778

Piper Sandler Cos.	13,865	1,277,937
Stifel Financial Corp.	49,415	3,424,460
StoneX Group, Inc.(1)	15,483	954,062
Virtus Investment Partners, Inc.	6,143	1,098,860
Waddell & Reed Financial, Inc., Class A	76,885	1,265,527
		14,021,070
Chemicals — 3.1%
AdvanSix, Inc.(1)	5,332	94,750
AgroFresh Solutions, Inc.(1)	23,093	53,114
Avient Corp.	920	33,626
Cabot Corp.	47,387	1,962,296
Chemours Co. (The)	159,307	3,875,939
Ferro Corp.(1)	44,273	633,547
Hawkins, Inc.	10,505	527,141
Kraton Corp.(1)	13,033	351,891
Kronos Worldwide, Inc.	569	7,824
Orion Engineered Carbons SA	25,022	389,342
Rayonier Advanced Materials, Inc.(1)	83,373	539,423
Sensient Technologies Corp.	10,508	753,634
Stepan Co.	20,427	2,372,800
Tredegar Corp.	36,551	577,871
Trinseo SA	48,197	1,831,004
Tronox Holdings plc, Class A	59,686	755,028
		14,759,230
Commercial Services and Supplies — 1.3%
Ennis, Inc.	22,220	363,742
Healthcare Services Group, Inc.	50,018	1,183,926
HNI Corp.	35,361	1,289,262
Kimball International, Inc., Class B	43,313	473,411
McGrath RentCorp	26,016	1,655,658
Quad/Graphics, Inc.	39,953	123,854
Steelcase, Inc., Class A	98,339	1,194,819
		6,284,672
Communications Equipment — 0.4%
EchoStar Corp., Class A(1)	21,583	513,028
InterDigital, Inc.	13,165	788,715
ViaSat, Inc.(1)	17,068	580,312
		1,882,055
Construction and Engineering — 1.6%
Ameresco, Inc., Class A(1)	8,201	365,354
Arcosa, Inc.	22,475	1,166,228
Argan, Inc.	6,619	304,408
Dycom Industries, Inc.(1)	16,693	1,049,322
Great Lakes Dredge & Dock Corp.(1)	76,135	859,564
MasTec, Inc.(1)	25,737	1,459,545
MYR Group, Inc.(1)	15,785	807,087
Northwest Pipe Co.(1)	6,029	173,515
Primoris Services Corp.	37,267	903,725
Tutor Perini Corp.(1)	25,030	338,405
Valmont Industries, Inc.	262	42,701
		7,469,854
Construction Materials — 0.6%
Eagle Materials, Inc.	30,162	2,744,440
US Concrete, Inc.(1)	920	32,642
		2,777,082

Consumer Finance — 2.8%
Aaron's Holdings Co., Inc.	61,020	3,839,989
Elevate Credit, Inc.(1)	35,591	100,722
Enova International, Inc.(1)	19,759	413,161
Green Dot Corp., Class A(1)	36,475	1,953,601
Navient Corp.	213,653	2,001,929
Nelnet, Inc., Class A	17,770	1,206,583
OneMain Holdings, Inc.	25,946	1,011,634
Regional Management Corp.	9,545	255,138
SLM Corp.	240,181	2,548,320
		13,331,077
Distributors — 0.2%
Core-Mark Holding Co., Inc.	33,983	1,059,930
Diversified Consumer Services — 0.5%
American Public Education, Inc.(1)	9,401	291,807
Collectors Universe, Inc.	7,138	550,697
Laureate Education, Inc., Class A(1)	50,303	714,303
Perdoceo Education Corp.(1)	67,768	768,489
Universal Technical Institute, Inc.(1)	5,054	33,154
		2,358,450
Diversified Financial Services — 0.1%
Alerus Financial Corp.	8,542	205,264
Banco Latinoamericano de Comercio Exterior SA, E Shares	25,648	378,821
		584,085
Diversified Telecommunication Services — 0.6%
Iridium Communications, Inc.(1)	92,148	2,957,029
Electrical Equipment — 0.5%
Atkore International Group, Inc.(1)	6,958	271,223
Encore Wire Corp.	20,287	1,048,229
LSI Industries, Inc.	24,999	195,492
Powell Industries, Inc.	8,548	220,795
TPI Composites, Inc.(1)	22,067	887,756
		2,623,495
Electronic Equipment, Instruments and Components — 3.0%
Avnet, Inc.	68,868	2,090,144
Bel Fuse, Inc., Class B	106	1,554
ePlus, Inc.(1)	4,779	402,918
Insight Enterprises, Inc.(1)	16,237	1,160,621
Jabil, Inc.	65,970	2,521,373
Methode Electronics, Inc.	40,963	1,434,524
PC Connection, Inc.	1,677	76,555
Plexus Corp.(1)	26,647	1,990,797
Sanmina Corp.(1)	69,812	2,221,069
ScanSource, Inc.(1)	12,987	325,974
TTM Technologies, Inc.(1)	548	7,157
Vishay Intertechnology, Inc.	121,703	2,356,170
		14,588,856
Energy Equipment and Services — 2.1%
Archrock, Inc.	176,868	1,374,264
Cactus, Inc., Class A	167	3,874
DMC Global, Inc.	12,905	527,169
Exterran Corp.(1)	39,950	169,388
Helix Energy Solutions Group, Inc.(1)	133,038	500,223
Helmerich & Payne, Inc.	85,042	1,936,406
Liberty Oilfield Services, Inc., Class A	2,576	23,957

Nabors Industries Ltd.	2,610	136,738
National Oilwell Varco, Inc.	86,232	1,057,204
NexTier Oilfield Solutions, Inc.(1)	197,637	553,384
Oceaneering International, Inc.(1)	99,825	605,938
Patterson-UTI Energy, Inc.	202,470	872,646
ProPetro Holding Corp.(1)	60,275	347,787
RPC, Inc.(1)	53,028	164,387
Select Energy Services, Inc., Class A(1)	59,200	250,416
Solaris Oilfield Infrastructure, Inc., Class A	9,999	67,193
TechnipFMC plc	181,709	1,510,002
US Silica Holdings, Inc.	26,276	113,512
		10,214,488
Entertainment†
Eros STX Global Corp.(1)(2)	36,141	76,981
IMAX Corp.(1)	334	4,953
		81,934
Food and Staples Retailing — 1.1%
Ingles Markets, Inc., Class A	22,547	847,542
Natural Grocers by Vitamin Cottage, Inc.	12,425	180,908
PriceSmart, Inc.	17,121	1,391,595
SpartanNash Co.	43,310	817,693
Sprouts Farmers Market, Inc.(1)	5,953	126,025
United Natural Foods, Inc.(1)	41,734	719,911
Village Super Market, Inc., Class A	10,505	243,296
Weis Markets, Inc.	16,301	776,416
		5,103,386
Food Products — 0.2%
Fresh Del Monte Produce, Inc.	514	13,051
John B Sanfilippo & Son, Inc.	10,025	743,955
Seneca Foods Corp., Class A(1)	5,663	237,166
		994,172
Health Care Equipment and Supplies†
FONAR Corp.(1)	5,663	108,786
Meridian Bioscience, Inc.(1)	815	15,404
		124,190
Health Care Providers and Services — 2.2%
Brookdale Senior Living, Inc.(1)	234,807	995,582
Ensign Group, Inc. (The)	39,639	2,848,855
Magellan Health, Inc.(1)	17,428	1,377,683
National HealthCare Corp.	5,490	341,588
Owens & Minor, Inc.	45,677	1,176,639
Patterson Cos., Inc.	87,322	2,424,059
Providence Service Corp. (The)(1)	10,254	1,392,391
Triple-S Management Corp., Class B(1)	7,534	168,837
		10,725,634
Hotels, Restaurants and Leisure — 0.8%
BJ's Restaurants, Inc.(1)	16,116	532,312
Bluegreen Vacations Corp.	2,156	13,712
Carrols Restaurant Group, Inc.(1)	19,686	133,865
Chuy's Holdings, Inc.(1)	14,154	335,450
Cracker Barrel Old Country Store, Inc.	14,597	2,037,449
Extended Stay America, Inc.	8,344	114,396
Golden Entertainment, Inc.(1)	13,813	229,986
J Alexander's Holdings, Inc.(1)	14,825	102,144
Playa Hotels & Resorts NV(1)	1,195	6,083

RCI Hospitality Holdings, Inc.	8,063	237,939
		3,743,336
Household Durables — 3.2%
Beazer Homes USA, Inc.(1)	38,993	577,486
Century Communities, Inc.(1)	24,691	1,098,750
Ethan Allen Interiors, Inc.	26,429	482,858
Hamilton Beach Brands Holding Co., Class A	5,663	106,351
Hooker Furniture Corp.	2,719	82,304
iRobot Corp.(1)(2)	20,861	1,636,128
KB Home	61,396	2,161,139
La-Z-Boy, Inc.	48,635	1,801,441
Legacy Housing Corp.(1)	5,663	84,379
M/I Homes, Inc.(1)	21,165	961,949
Meritage Homes Corp.(1)	31,308	2,822,416
TRI Pointe Group, Inc.(1)	142,290	2,487,229
Turtle Beach Corp.(1)	11,465	214,281
Universal Electronics, Inc.(1)	14,158	745,560
VOXX International Corp.(1)	15,230	196,010
		15,458,281
Insurance — 4.1%
Ambac Financial Group, Inc.(1)	2,453	35,912
American Equity Investment Life Holding Co.	85,307	2,241,868
AMERISAFE, Inc.	14,173	775,688
Brighthouse Financial, Inc.(1)	64,592	2,267,179
CNO Financial Group, Inc.	119,608	2,545,258
Crawford & Co., Class A	13,973	102,702
Employers Holdings, Inc.	20,748	633,021
FBL Financial Group, Inc., Class A	514	26,728
Genworth Financial, Inc., Class A(1)	402,270	1,826,306
HCI Group, Inc.	371	19,348
Horace Mann Educators Corp.	15,192	606,465
James River Group Holdings Ltd.	6,647	302,970
Mercury General Corp.	7,938	353,003
National General Holdings Corp.	70,685	2,408,945
National Western Life Group, Inc., Class A	518	96,389
Safety Insurance Group, Inc.	73	5,201
Selective Insurance Group, Inc.	23,093	1,427,609
Stewart Information Services Corp.	12,873	538,993
Unum Group	123,638	2,748,473
Watford Holdings Ltd.(1)	18,220	632,598
		19,594,656
Internet and Direct Marketing Retail†
1-800-Flowers.com, Inc., Class A(1)	221	5,180
PetMed Express, Inc.(2)	736	22,595
		27,775
IT Services — 0.3%
Alliance Data Systems Corp.	20,418	1,493,372
Sykes Enterprises, Inc.(1)	12	452
		1,493,824
Leisure Products — 0.8%
Malibu Boats, Inc., Class A(1)	18,740	1,067,992
Nautilus, Inc.(1)	16,229	342,432
Smith & Wesson Brands, Inc.	41,249	650,084
Sturm Ruger & Co., Inc.	6,678	408,961

Vista Outdoor, Inc.(1)	57,763	1,191,651
		3,661,120
Machinery — 4.5%
Albany International Corp., Class A	27,418	1,878,955
Astec Industries, Inc.	26,627	1,544,366
Commercial Vehicle Group, Inc.(1)	37,511	266,703
EnPro Industries, Inc.	20,660	1,462,935
Greenbrier Cos., Inc. (The)	32,537	1,085,760
Kennametal, Inc.	69,642	2,436,773
Lydall, Inc.(1)	17,747	486,268
Mayville Engineering Co., Inc.(1)	170	1,873
Miller Industries, Inc.	10,505	350,762
Mueller Industries, Inc.	53,530	1,753,643
Park-Ohio Holdings Corp.	8,543	239,973
Shyft Group, Inc. (The)	36,589	948,753
Terex Corp.	58,638	1,817,778
Timken Co. (The)	52,681	3,868,893
TriMas Corp.(1)	11,004	294,137
Trinity Industries, Inc.	92,507	2,113,785
Wabash National Corp.	47,234	835,097
		21,386,454
Marine — 0.7%
Costamare, Inc.	55,421	397,923
Eagle Bulk Shipping, Inc.(1)(2)	5,386	100,341
Genco Shipping & Trading Ltd.	11,954	90,133
Matson, Inc.	42,392	2,464,247
Pangaea Logistics Solutions Ltd.(1)	17,747	46,852
Scorpio Bulkers, Inc.	6,808	116,689
		3,216,185
Media — 0.2%
Cumulus Media, Inc., Class A(1)	15,305	134,225
Entercom Communications Corp., Class A	152,365	370,247
Entravision Communications Corp., Class A	58,726	170,305
Gray Television, Inc.(1)	11,538	203,761
Townsquare Media, Inc., Class A	5,568	37,306
Tribune Publishing Co.	5,758	69,557
		985,401
Metals and Mining — 2.6%
Alcoa Corp.(1)	154,941	3,083,326
Allegheny Technologies, Inc.(1)	116,684	1,574,067
Arconic Corp.(1)	47,800	1,314,978
Carpenter Technology Corp.	28,126	687,399
Century Aluminum Co.(1)	17,247	175,057
Commercial Metals Co.	120,664	2,402,420
Contura Energy, Inc.(1)	650	4,810
Kaiser Aluminum Corp.	16,301	1,271,152
Olympic Steel, Inc.	7,103	105,409
Schnitzer Steel Industries, Inc., Class A	29,309	750,897
SunCoke Energy, Inc.	112,337	505,516
United States Steel Corp.(2)	39,572	561,527
Warrior Met Coal, Inc.	929	16,183
		12,452,741
Multiline Retail — 2.0%
Big Lots, Inc.	50,641	2,616,621

Dillard's, Inc., Class A(2)	9,065	423,879
Kohl's Corp.	115,335	3,713,787
Macy's, Inc.(2)	284,023	2,899,875
		9,654,162
Oil, Gas and Consumable Fuels — 9.3%
Antero Midstream Corp.	188,797	1,272,492
Antero Resources Corp.(1)	114,299	448,052
Arch Resources, Inc.	18,227	609,511
Berry Corp.	83,374	320,156
Bonanza Creek Energy, Inc.(1)	18,731	413,393
Cimarex Energy Co.	91,244	3,280,222
Clean Energy Fuels Corp.(1)	27,390	124,625
CNX Resources Corp.(1)	46,802	440,407
Comstock Resources, Inc.(1)	71,376	347,601
CONSOL Energy, Inc.(1)	28,349	149,966
Delek US Holdings, Inc.	131	1,741
Devon Energy Corp.	349,520	4,889,785
DHT Holdings, Inc.	134,532	687,459
Dorian LPG Ltd.(1)	37,511	409,995
Earthstone Energy, Inc., Class A(1)	13,385	50,595
EnLink Midstream LLC(1)	220,289	815,069
EQT Corp.	213,553	3,177,669
Evolution Petroleum Corp.	30,785	93,586
GasLog Ltd.(2)	16	47
Goodrich Petroleum Corp.(1)	11,945	138,084
Green Plains, Inc.(1)	31,011	458,343
Magnolia Oil & Gas Corp., Class A(1)	1,096	6,850
Marathon Oil Corp.	594,588	3,519,961
Matador Resources Co.(1)	134,507	1,369,281
Murphy Oil Corp.	135,714	1,365,283
NACCO Industries, Inc., Class A	4,223	112,965
Nordic American Tankers Ltd.(2)	128,570	410,138
Overseas Shipholding Group, Inc., Class A(1)	50,555	101,110
Ovintiv, Inc.	286,729	3,658,662
Pacific Ethanol, Inc.(1)(2)	40,859	250,466
Par Pacific Holdings, Inc.(1)	25,049	285,308
Parsley Energy, Inc., Class A	18,136	227,244
PBF Energy, Inc., Class A	100,283	728,055
PDC Energy, Inc.(1)	100,763	1,684,757
Peabody Energy Corp.(1)	282	381
Penn Virginia Corp.(1)(2)	20,624	186,028
Range Resources Corp.	303,583	2,216,156
Renewable Energy Group, Inc.(1)	33,136	1,924,539
Scorpio Tankers, Inc.(2)	520	6,001
SFL Corp. Ltd.	91,139	617,011
SilverBow Resources, Inc.(1)	5,183	30,113
SM Energy Co.	138,899	587,543
Southwestern Energy Co.(1)	700,190	2,177,591
Talos Energy, Inc.(1)	34,673	296,801
Targa Resources Corp.	164,369	3,862,671
Teekay Tankers Ltd., Class A(1)	764	8,893
World Fuel Services Corp.	33,587	954,543
WPX Energy, Inc.(1)	2,636	18,768
		44,735,917

Paper and Forest Products — 1.5%
Boise Cascade Co.	46,182	1,997,371
Clearwater Paper Corp.(1)	4,615	161,109
Domtar Corp.	56,807	1,709,891
Louisiana-Pacific Corp.	62,270	2,131,502
Mercer International, Inc.	43,793	358,665
Schweitzer-Mauduit International, Inc.	11,599	403,413
Verso Corp., Class A	38,507	416,261
		7,178,212
Personal Products — 0.9%
Lifevantage Corp.(1)	10,985	116,771
Medifast, Inc.	3,423	698,771
Nu Skin Enterprises, Inc., Class A	51,057	2,629,946
USANA Health Sciences, Inc.(1)	9,408	707,293
		4,152,781
Pharmaceuticals — 0.9%
ANI Pharmaceuticals, Inc.(1)	1,932	57,110
Corcept Therapeutics, Inc.(1)	73,815	1,671,171
Innoviva, Inc.(1)	63,609	665,032
Lannett Co., Inc.(1)	49,630	305,721
Prestige Consumer Healthcare, Inc.(1)	24,579	874,275
Supernus Pharmaceuticals, Inc.(1)	42,709	909,702
		4,483,011
Professional Services — 0.3%
BG Staffing, Inc.	558	7,114
CRA International, Inc.	1,948	89,316
Kelly Services, Inc., Class A	13,769	281,714
Kforce, Inc.	22,547	925,554
TrueBlue, Inc.(1)	3,386	64,673
		1,368,371
Real Estate Management and Development — 0.3%
Marcus & Millichap, Inc.(1)	2,371	85,000
RE/MAX Holdings, Inc., Class A	20,636	645,907
RMR Group, Inc. (The), Class A	12,517	463,630
		1,194,537
Road and Rail — 2.7%
ArcBest Corp.	31,751	1,330,684
Heartland Express, Inc.	10,698	197,699
Landstar System, Inc.	3,807	500,316
Marten Transport Ltd.	70,868	1,249,403
Ryder System, Inc.	61,236	3,626,396
Saia, Inc.(1)	20,068	3,502,669
Schneider National, Inc., Class B	27,879	582,671
US Xpress Enterprises, Inc., Class A(1)	15,305	114,788
Werner Enterprises, Inc.	50,580	2,022,694
		13,127,320
Semiconductors and Semiconductor Equipment — 1.0%
Alpha & Omega Semiconductor Ltd.(1)	3,234	80,332
Amkor Technology, Inc.(1)	82,424	1,214,930
Cohu, Inc.	20,438	580,235
Photronics, Inc.(1)	61,265	710,061
SMART Global Holdings, Inc.(1)	15,785	484,442
Synaptics, Inc.(1)	4,049	314,891
Ultra Clean Holdings, Inc.(1)	45,562	1,441,582
		4,826,473

Software†
VirnetX Holding Corp.(2)	35,124	190,372
Specialty Retail — 8.7%
Abercrombie & Fitch Co., Class A	70,867	1,469,782
American Eagle Outfitters, Inc.	123,247	2,217,214
Asbury Automotive Group, Inc.(1)	208	23,456
AutoNation, Inc.(1)	55,774	3,418,388
Barnes & Noble Education, Inc.(1)	27,869	101,164
Bed Bath & Beyond, Inc.	122,638	2,570,493
Buckle, Inc. (The)	33,191	890,183
Caleres, Inc.	37,068	436,290
Children's Place, Inc. (The)	2,809	120,731
Citi Trends, Inc.	10,505	356,014
Conn's, Inc.(1)	13,385	148,373
Dick's Sporting Goods, Inc.	57,063	3,241,749
Foot Locker, Inc.	83,405	3,119,347
GameStop Corp., Class A(1)(2)	67,303	1,114,538
Gap, Inc. (The)	75,332	1,578,959
Group 1 Automotive, Inc.	6,959	826,799
Guess?, Inc.	34,157	573,496
Haverty Furniture Cos., Inc.	10,023	272,826
Hibbett Sports, Inc.(1)	21,107	868,764
Hudson Ltd., Class A(1)	37,031	284,768
Lithia Motors, Inc., Class A	18,251	5,280,014
Lumber Liquidators Holdings, Inc.(1)	27,282	787,904
MarineMax, Inc.(1)	21,100	692,924
Murphy USA, Inc.	23,381	2,997,444
ODP Corp. (The)	18,141	520,102
Rent-A-Center, Inc.	35,508	1,200,881
Shoe Carnival, Inc.	8,063	294,864
Signet Jewelers Ltd.	74,745	2,264,026
Sonic Automotive, Inc., Class A	20,394	823,510
Sportsman's Warehouse Holdings, Inc.(1)	36,551	509,155
Tilly's, Inc., Class A	19,667	179,560
TravelCenters of America, Inc.(1)	4,223	137,416
Urban Outfitters, Inc.(1)	60,005	1,642,937
Zumiez, Inc.(1)	19,087	707,937
		41,672,008
Technology Hardware, Storage and Peripherals — 0.1%
Super Micro Computer, Inc.(1)	24,524	691,822
Textiles, Apparel and Luxury Goods — 1.6%
Capri Holdings Ltd.(1)	85,204	3,014,517
Carter's, Inc.	15,376	1,368,310
Culp, Inc.	10,505	150,432
Deckers Outdoor Corp.(1)	5,480	1,395,153
Fossil Group, Inc.(1)	57,760	612,256
G-III Apparel Group Ltd.(1)	36,094	735,235
Oxford Industries, Inc.	208	11,604
Rocky Brands, Inc.	1,511	43,819
Steven Madden Ltd.	221	6,955
Superior Group of Cos., Inc.	1,632	35,480
Vera Bradley, Inc.(1)	13,864	117,567
		7,491,328
Thrifts and Mortgage Finance — 4.6%
Axos Financial, Inc.(1)	56,261	1,884,743

Bridgewater Bancshares, Inc.(1)	20,877	245,722
Essent Group Ltd.	41,901	1,837,778
Federal Agricultural Mortgage Corp., Class C	10,745	727,436
Flagstar Bancorp, Inc.	33,191	1,163,013
FS Bancorp, Inc.	4,295	229,782
Hingham Institution For Savings (The)	1,470	322,106
Home Bancorp, Inc.	6,241	175,060
HomeStreet, Inc.	24,153	781,350
Luther Burbank Corp.	13,865	136,293
Merchants Bancorp	14,825	394,938
Meta Financial Group, Inc.	15,941	527,647
MGIC Investment Corp.	235,185	2,812,813
Mr. Cooper Group, Inc.(1)	43,592	1,162,163
NMI Holdings, Inc., Class A(1)	69,407	1,520,707
OP Bancorp	12,905	94,207
PennyMac Financial Services, Inc.	47,248	2,723,375
Provident Financial Services, Inc.	1,623	25,432
Radian Group, Inc.	123,270	2,327,338
Riverview Bancorp, Inc.	21,967	115,986
Severn Bancorp, Inc.	10,505	72,274
Southern Missouri Bancorp, Inc.	6,807	205,639
Sterling Bancorp, Inc.	17,747	69,391
Territorial Bancorp, Inc.	7,103	158,468
TrustCo Bank Corp. NY	87,786	532,861
Walker & Dunlop, Inc.	625	50,006
Washington Federal, Inc.	55,732	1,302,457
Waterstone Financial, Inc.	22,067	387,607
WSFS Financial Corp.	244	9,304
		21,995,896
Trading Companies and Distributors — 3.4%
Air Lease Corp.	76,685	2,804,370
Applied Industrial Technologies, Inc.	3,098	242,976
BMC Stock Holdings, Inc.(1)	61,421	3,005,944
CAI International, Inc.	12,555	397,366
GATX Corp.	36,077	2,877,502
H&E Equipment Services, Inc.	30,785	827,501
Herc Holdings, Inc.(1)	27,879	1,596,909
NOW, Inc.(1)	72,275	403,295
Rush Enterprises, Inc., Class A	3,821	146,459
Systemax, Inc.	8,759	269,514
Textainer Group Holdings Ltd.(1)	30,015	552,876
Triton International Ltd.	64,577	2,922,755
Veritiv Corp.(1)	12,905	239,775
		16,287,242
Wireless Telecommunication Services — 0.8%
Shenandoah Telecommunications Co.	41,359	1,837,994
Telephone and Data Systems, Inc.	95,415	1,810,976
United States Cellular Corp.(1)	12,905	404,572
		4,053,542
TOTAL COMMON STOCKS (Cost $377,468,718)		479,325,901
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $410,800)	410,800	410,800

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,422,337)	3,422,337	3,422,337
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $381,301,855)		483,159,038
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,772,425)
TOTAL NET ASSETS — 100.0%		$480,386,613

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,107,234. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,317,735, which includes securities collateral of $2,895,398.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.